Commitments and Contingencies	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 6. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or consummating a business combination, the specific impact is not readily determinable as of the date of these condensed consolidated financial statements. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

Pursuant to a registration rights agreement entered into on March 5, 2020, the holders of the Founder Shares and the Private Warrants are entitled to registration rights. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founders Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Private Warrants (and underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements. Chardan Capital Markets LLC and its related persons may not, with respect to the Private Warrants purchased by Rosedale Park, LLC, (i) have more than one demand registration right at the Company’s expense, (ii) exercise their demand registration rights more than five (5) years from the effective date of the Initial Public Offering, and (iii) exercise their “piggy-back” registration rights more than seven (7) years from the effective date of the Initial Public Offering, as long as Chardan Capital Markets LLC or any of its related persons are beneficial owners of Private Warrants. In addition, pursuant to the registration and stockholder rights agreement, the Sponsor, upon consummation of an initial Business Combination, will be entitled to nominate three individuals for election to the Company’s board of directors.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the Initial Public Offering to purchase up to 900,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On March 20, 2020, the underwriters elected to partially exercise their over-allotment option to purchase 563,767 Units at a purchase price of $10.00 per Unit.

The underwriters were paid a cash underwriting discount of $0.20 per Unit, or $1,312,753 in the aggregate. In addition, the underwriters are entitled to a deferred fee of $0.35 per Unit, or $2,297,319. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Additionally, Rosedale Park, LLC provided the Company $250,000, in return for no consideration, to be used for the payment of expenses in connection with the Initial Public Offering. Such amount is not required to be repaid by the Company and has been recorded as a credit to additional paid in capital in the accompanying condensed consolidated balance sheets.

Merger Agreement

On September 25, 2020, the Company and Merger Sub entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Vincera and Raquel Izumi, as representative of the Vincera stockholders (the “Sellers”). As of the date of the Merger Agreement, the Sellers owned 100% of the issued and outstanding of common stock of Vincera (“Vincera Shares”).  The transactions contemplated by the Merger Agreement are referred to as the “ Vincera Business Combination.”

Upon the closing of the Vincera Business Combination, the Sellers will sell to the Company, and the Company will purchase from the Sellers all of the issued and outstanding Vincera Shares, in exchange for the Sellers’ right to receive, for each issued and outstanding Vincera Share, the number of the company shares equal to the exchange ratio, and the earnout shares after the closing of the Vincera Business Combination, if any, that may be issuable from time to time. The aggregate value of the consideration to be paid by the Company in the Vincera Business Combination (excluding the earnout shares) is approximately $55 million (calculated as follows: 5,500,000 the Company’s shares to be issued to the Sellers (excluding the earnout shares), multiplied by $10.00 (the anticipated closing price per share at the time of closing of the Vincera Business Combination). Upon the closing of the Business Combination, the Company will change its name to “Vincera Pharma, Inc.”

The Vincera Business Combination will be consummated subject to certain conditions as further described in the Merger Agreement.

NOTE 6. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

Pursuant to a registration rights agreement entered into on March 5, 2020, the holders of the Founder Shares and the Private Warrants are entitled to registration rights. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founders Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Private Warrants (and underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements. Chardan Capital Markets LLC and its related persons may not, with respect to the Private Warrants purchased by Rosedale Park, LLC, (i) have more than one demand registration right at the Company’s expense, (ii) exercise their demand registration rights more than five (5) years from the effective date of the Initial Public Offering, and (iii) exercise their “piggy-back” registration rights more than seven (7) years from the effective date of the Initial Public Offering, as long as Chardan Capital Markets LLC or any of its related persons are beneficial owners of Private Warrants. In addition, pursuant to the registration and stockholder rights agreement, the Sponsor, upon consummation of an initial Business Combination, will be entitled to nominate three individuals for election to the Company’s board of directors.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the Initial Public Offering to purchase up to 900,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On March 20, 2020, the underwriters elected to partially exercise their over-allotment option to purchase 563,767 Units at a purchase price of $10.00 per Unit.

The underwriters were paid a cash underwriting discount of $0.20 per Unit, or $1,312,753 in the aggregate. In addition, the underwriters are entitled to a deferred fee of $0.35 per Unit, or $2,297,319. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Additionally, Rosedale Park, LLC provided the Company $250,000, in return for no consideration, to be used for the payment of expenses in connection with the Initial Public Offering. Such amount is not required to be repaid by the Company and has been recorded as a credit to additional paid in capital in the accompanying balance sheets.